Schedule of Investments (unaudited) July 31, 2020	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 1.6%
County of Jefferson Alabama Sewer Revenue Refunding RB
Series A, Senior Lien, (AGM), 5.00%, 10/01/44	$805	$902,469
Series D, Sub-Lien, 6.00%, 10/01/42	3,575	4,154,186

		5,056,655

Alaska — 0.0%
Northern Tobacco Securitization Corp. Refunding RB, Series A, 4.63%, 06/01/23	130	130,183

Arizona — 0.5%
Industrial Development Authority of the City of Phoenix RB, Series A, 5.00%, 07/01/46(a)	1,685	1,767,582

Arkansas — 0.8%
Arkansas Development Finance Authority RB, AMT, 4.50%, 09/01/49(a)	2,455	2,484,141

California — 5.6%
California Educational Facilities Authority RB, Series V-1, 5.00%, 05/01/49	2,095	3,617,038
California Health Facilities Financing Authority RB, Series B, 6.00%, 08/15/20(b)	1,170	1,172,094
California Health Facilities Financing Authority Refunding RB, Series A, 5.00%, 07/01/33	890	1,000,307
California Municipal Finance Authority ARB, Senior Lien, AMT, 4.00%, 12/31/47	1,475	1,576,745
California Municipal Finance Authority RB, S/F Housing
Series A, Senior, 5.25%, 08/15/39	145	161,091
Series A, Senior, 5.25%, 08/15/49	370	401,047
California Municipal Finance Authority Refunding RB, Series A, 5.00%, 02/01/42	225	261,371
California Pollution Control Financing Authority RB, AMT, 5.00%, 11/21/45(a)	1,495	1,543,782
California State Public Works Board RB, Series I, 5.00%, 11/01/38	775	877,842
City of Los Angeles Department of Airports Refunding RB, Series A, 5.00%, 05/15/40	2,320	2,326,983
Golden State Tobacco Securitization Corp. Refunding RB, Series A-2, 5.00%, 06/01/47	2,745	2,805,912
San Marcos Unified School District GO, CAB, Series B, 0.00%, 08/01/42(c)	2,000	1,291,240
State of California GO, 6.00%, 03/01/33	850	853,409
Stockton Public Financing Authority RB, Series A, 6.25%, 10/01/23(b)	360	429,152

		18,318,013

Colorado — 1.7%
Arapahoe County School District No. 6 Littleton GO, Series A, 5.50%, 12/01/43	1,705	2,254,709
Colorado Health Facilities Authority Refunding RB, Series A, 4.00%, 08/01/44	1,765	1,942,188
State of Colorado COP, Series O, 4.00%, 03/15/44	1,275	1,459,850

		5,656,747

Connecticut — 1.3%
State of Connecticut GO, Series A, 4.00%, 01/15/38	3,120	3,702,535
State of Connecticut Special Tax Revenue RB
Series A, 4.00%, 05/01/36	330	393,802
Series A, 4.00%, 05/01/39	210	247,269

		4,343,606

Security	Par (000)	Value

Delaware — 2.0%
County of Sussex Delaware RB, 6.00%, 10/01/40	$1,125	$1,141,875
Delaware State Economic Development Authority RB, 5.38%, 10/01/45	4,065	4,086,382
Delaware Transportation Authority RB, 5.00%, 06/01/55	1,165	1,326,644

		6,554,901

District of Columbia — 5.8%
District of Columbia Refunding RB
5.00%, 04/01/35	435	510,686
5.00%, 10/01/48	2,315	2,730,218
Series A, 6.00%, 07/01/23(b)	240	280,831
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding RB
Series A, 5.00%, 10/01/53	2,010	2,094,038
Series B, 4.00%, 10/01/49	765	847,597
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding RB, CAB(c)
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/33	6,590	4,757,650
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/34	4,830	3,387,038
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/35	6,515	4,350,978

		18,959,036

Florida — 5.2%
Celebration Pointe Community Development District SAB(a)
5.00%, 05/01/32	450	491,287
5.00%, 05/01/48	1,120	1,192,386
Collier County Health Facilities Authority RB, Series A, 5.00%, 05/01/48	1,190	1,388,064
Collier County Health Facilities Authority Refunding RB, Series A, 5.00%, 05/01/45	1,340	1,501,068
County of Miami-Dade Florida Aviation Revenue Refunding ARB, Series A, 5.38%, 10/01/20(b)	1,165	1,174,763
Mid-Bay Bridge Authority RB, Series A, 7.25%, 10/01/21(b)	3,015	3,262,140
Palm Beach County Health Facilities Authority RB, 5.00%, 11/15/45	3,150	3,570,430
Village Community Development District No. 10 SAB, 5.13%, 05/01/43	2,135	2,197,064
Volusia County Educational Facility Authority Refunding RB, 5.00%, 10/15/49	1,750	2,114,665

		16,891,867

Georgia — 4.6%
Development Authority for Fulton County Refunding RB, 4.00%, 03/15/44	5,000	5,186,300
Gainesville & Hall County Hospital Authority Refunding RB, Series A, (GTD), 5.50%, 08/15/54	515	605,599
Glynn-Brunswick Memorial Hospital Authority RB, 5.00%, 08/01/47	2,500	2,833,300
Main Street Natural Gas, Inc. RB
Series A, 5.00%, 05/15/35	490	656,958
Series A, 5.00%, 05/15/36	490	662,152
Series A, 5.00%, 05/15/37	540	736,263
Series A, 5.00%, 05/15/38	295	406,743
Series A, 5.00%, 05/15/49	985	1,462,035
Municipal Electric Authority of Georgia RB, 4.00%, 01/01/49	1,560	1,740,851
Municipal Electric Authority of Georgia Refunding RB, Series A, 4.00%, 01/01/49	610	664,265

		14,954,466

1

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hawaii — 0.4%
State of Hawaii Harbor System Revenue RB, Series A, 5.25%, 07/01/30	$1,355	$1,359,472

Idaho — 0.3%
Idaho Health Facilities Authority RB, 5.00%, 12/01/46	745	887,735

Illinois — 12.2%
Chicago Board of Education GO
Series C, 5.25%, 12/01/35	1,465	1,557,896
Series D, 5.00%, 12/01/46	1,915	1,999,767
Series H, 5.00%, 12/01/36	450	487,296
Chicago Board of Education Refunding GO
Series C, 5.00%, 12/01/25	1,460	1,613,431
Series F, 5.00%, 12/01/24	615	670,239
Series G, 5.00%, 12/01/34	450	490,059
Chicago O’Hare International Airport ARB, Series C, 3rd Lien, 6.50%, 01/01/21(b)	5,865	6,018,898
Chicago Transit Authority RB, 5.25%, 12/01/40	1,050	1,100,253
City of Chicago Illinois Special Assessment Revenue SAB, 6.75%, 12/01/32	770	771,717
City of Chicago Illinois Waterworks Revenue Refunding RB
2nd Lien, (AGM), 5.25%, 11/01/33	260	260,627
2nd Lien, 5.00%, 11/01/42	915	992,189
Cook County Community College District No 508 GO, 5.50%, 12/01/38	805	884,486
Illinois Finance Authority RB
Series A, 5.00%, 02/15/47	200	201,436
Series A, 5.00%, 02/15/50	100	100,658
Illinois State Toll Highway Authority RB, Series C, 5.00%, 01/01/37	2,800	3,249,036
Metropolitan Pier & Exposition Authority RB, Series A, 5.00%, 06/15/57	870	931,587
Metropolitan Pier & Exposition Authority Refunding RB
4.00%, 06/15/50	1,340	1,339,437
Series B, (AGM), 0.00%, 06/15/43(c)	5,175	2,424,643
Railsplitter Tobacco Settlement Authority RB, 6.00%, 06/01/28(b)	1,140	1,194,948
Regional Transportation Authority RB
Series A, (AMBAC), 7.20%, 11/01/20	180	182,783
Series A, (NPFGC), 6.70%, 11/01/21	1,765	1,841,442
State of Illinois GO
5.00%, 02/01/39	1,540	1,633,909
Series A, 5.00%, 04/01/35	3,000	3,172,650
Series A, 5.00%, 04/01/38	3,490	3,673,085
University of Illinois RB, Series A, 5.00%, 04/01/44	985	1,086,425
Village of Hodgkins Illinois RB, AMT, 6.00%, 11/01/23	1,975	1,981,419

		39,860,316

Indiana — 3.1%
City of Valparaiso Indiana RB
AMT, 6.75%, 01/01/34	790	863,478
AMT, 7.00%, 01/01/44	1,905	2,118,665
Indiana Finance Authority RB
Series A, 1st Lien, 5.25%, 10/01/38	3,280	3,450,593
Series A, AMT, 5.00%, 07/01/44	450	479,592
Series A, AMT, 5.00%, 07/01/48	1,430	1,523,879

Security	Par (000)	Value

Indiana (continued)
Indiana Finance Authority RB (continued)
Series A, AMT, 5.25%, 01/01/51	$405	$433,435
Indianapolis Local Public Improvement Bond Bank RB, Series A, 5.00%, 01/15/40	1,270	1,399,083

		10,268,725

Iowa — 1.0%
Iowa Finance Authority Refunding RB
5.88%, 12/01/26(a)	410	424,969
Series B, 5.25%, 12/01/50(d)	2,810	2,972,587

		3,397,556

Kentucky — 1.2%
Kentucky Economic Development Finance Authority RB, Series A, 5.25%, 01/01/23(b)	995	1,116,509
Kentucky Economic Development Finance Authority Refunding RB, Series A, (AGM), 5.00%, 12/01/45	1,235	1,472,355
Kentucky Public Transportation Infrastructure Authority RB, CAB, Series C, 6.75%, 07/01/43(e)	1,200	1,176,444

		3,765,308

Louisiana — 3.2%
Louisiana Local Government Environmental Facilities & Community Development Authority RB, Series A-1, 6.50%, 11/01/35	3,320	3,358,080
Louisiana Public Facilities Authority Refunding RB, 4.00%, 12/15/50	2,000	2,241,440
Tobacco Settlement Financing Corp. Refunding RB
Series A, 5.50%, 05/15/30	810	811,361
Series A, 5.25%, 05/15/31	870	891,994
Series A, 5.25%, 05/15/32	1,110	1,170,817
Series A, 5.25%, 05/15/33	1,205	1,269,865
Series A, 5.25%, 05/15/35	505	543,153

		10,286,710

Maryland — 0.5%
Maryland Economic Development Corp. Refunding RB, 5.75%, 09/01/25	630	631,128
Maryland Health & Higher Educational Facilities Authority RB
5.00%, 12/01/46	420	500,468
Series B, (NPFGC), 7.00%, 07/01/22(f)	450	501,997

		1,633,593

Massachusetts — 1.0%
Massachusetts Development Finance Agency Refunding RB(a)
4.00%, 10/01/32	215	217,391
4.13%, 10/01/42	470	464,247
Massachusetts Housing Finance Agency RB, M/F Housing
Series C-1, 3.15%, 12/01/49	550	573,876
Series C-1, 3.25%, 12/01/54	2,030	2,118,589

		3,374,103

Michigan — 3.6%
City of Detroit Michigan Sewage Disposal System Revenue Refunding RB, Series A, Senior Lien, 5.25%, 07/01/22(b)	4,425	4,857,632
Michigan Finance Authority RB, Series C-1, Senior Lien, 5.00%, 07/01/22(b)	880	961,462

2

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Michigan Finance Authority Refunding RB
5.00%, 12/01/48	$2,000	$2,446,960
Series A, 4.00%, 12/01/49	810	928,576
Michigan State University Refunding RB, Series B, 5.00%, 02/15/48	990	1,242,885
Michigan Strategic Fund RB, AMT, 5.00%, 06/30/48	1,070	1,196,581

		11,634,096

Minnesota — 1.4%
Duluth Economic Development Authority Refunding RB
Series A, 4.25%, 02/15/48	2,020	2,259,168
Series A, 5.25%, 02/15/53	2,045	2,446,004

		4,705,172

Mississippi — 3.1%
County of Lowndes Mississippi Refunding RB, Series A, 6.80%, 04/01/22	3,000	3,285,990
State of Mississippi RB
Series A, 5.00%, 10/15/37	1,000	1,190,310
Series A, 4.00%, 10/15/38	5,000	5,503,750

		9,980,050

Missouri — 1.9%
Health & Educational Facilities Authority of the State of Missouri Refunding RB
5.50%, 05/01/43	245	261,778
5.00%, 09/01/48	2,610	2,950,970
Series C, 5.00%, 11/15/47	2,570	3,071,690

		6,284,438

Nebraska — 0.8%
Central Plains Energy Project RB
5.25%, 09/01/37	825	898,153
5.00%, 09/01/42	1,445	1,567,001

		2,465,154

New Hampshire(a) — 0.7%
New Hampshire Business Finance Authority Refunding RB
Series B, 4.63%, 11/01/42	1,545	1,561,254
Series C, AMT, 4.88%, 11/01/42	805	813,549

		2,374,803

New Jersey — 14.5%
Casino Reinvestment Development Authority, Inc. Refunding RB
5.25%, 11/01/39	1,675	1,733,541
5.25%, 11/01/44	1,525	1,568,097
Essex County Improvement Authority RB, AMT, 5.25%, 07/01/45(a)	1,085	1,085,966
New Jersey Economic Development Authority RB
4.00%, 11/01/38	510	551,978
4.00%, 11/01/39 .	405	436,610
5.00%, 06/15/49	2,295	2,656,233
Series EEE, 5.00%, 06/15/48	3,690	4,216,268
New Jersey Economic Development Authority Refunding ARB, AMT, 5.00%, 10/01/47	1,425	1,561,928
New Jersey Economic Development Authority Refunding SAB, 5.75%, 04/01/31	2,240	2,330,115
New Jersey Transportation Trust Fund Authority RB
Series A, 5.50%, 06/15/41(b)	1,635	1,710,488
Series AA, 5.00%, 06/15/44	1,270	1,357,346
Series B, 5.25%, 06/15/36	2,460	2,530,996
Series BB, 4.00%, 06/15/50	1,490	1,574,841

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority RB (continued)
Series BB, 5.00%, 06/15/50	$4,120	$4,709,078
New Jersey Turnpike Authority RB
Series A, 5.00%, 01/01/43	740	790,853
Series E, 5.00%, 01/01/45	2,615	2,961,121
Tobacco Settlement Financing Corp. Refunding RB
Series A, 5.25%, 06/01/46	525	620,177
Sub-Series B, 5.00%, 06/01/46	13,345	15,013,258

		47,408,894

New York — 14.6%
Erie Tobacco Asset Securitization Corp. Refunding RB, Series A, 5.00%, 06/01/45	1,960	1,959,667
Metropolitan Transportation Authority Refunding RB
Series C-1, 4.75%, 11/15/45	1,585	1,771,285
Series C-1, 5.00%, 11/15/50	515	590,592
Series C-1, 5.25%, 11/15/55	760	869,486
Monroe County Industrial Development Corp. Refunding RB, Series A, 4.00%, 07/01/50(g)	1,065	1,248,958
New York City Housing Development Corp. RB, M/F Housing, Series A, 3.00%, 11/01/55	1,055	1,098,624
New York City Transitional Finance Authority Future Tax Secured Revenue RB
4.00%, 05/01/40	430	520,850
Series C, 4.00%, 05/01/45	1,080	1,287,436
Sub-Series E-1, 5.00%, 02/01/42	1,960	2,080,070
New York Counties Tobacco Trust IV Refunding RB
Series A, 5.00%, 06/01/38	1,910	1,910,267
Series A, 6.25%, 06/01/41(a)	1,800	1,800,900
New York Liberty Development Corp. ARB, 5.25%, 12/15/43	10,735	11,344,211
New York Liberty Development Corp. Refunding RB(a)
Class 1, 5.00%, 11/15/44	2,860	3,039,808
Class 2, 5.15%, 11/15/34	340	360,471
Class 2, 5.38%, 11/15/40	850	907,630
New York State Environmental Facilities Corp. RB,
Series B, 5.00%, 06/15/48	1,780	2,243,708
New York State Urban Development Corp. RB
Series A, 4.00%, 03/15/49	7,895	9,267,388
Series A, 3.00%, 03/15/50	1,285	1,364,554
Port Authority of New York & New Jersey RB
Series 8, 6.00%, 12/01/36	1,165	1,182,335
Series 8, 6.00%, 12/01/42	1,250	1,267,688
Triborough Bridge & Tunnel Authority RB
Series A, 4.00%, 11/15/54	265	310,071
Series A, 5.00%, 11/15/54	840	1,075,208

		47,501,207

North Carolina — 0.5%
North Carolina Medical Care Commission Refunding RB, Series A, 7.75%, 03/01/21(b)	595	621,216
University of North Carolina at Chapel Hill RB, 5.00%, 02/01/49	530	846,426

		1,467,642

North Dakota — 0.3%
County of Cass North Dakota Refunding RB, Series B, 5.25%, 02/15/58	950	1,133,464

3

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio — 2.9%
Buckeye Tobacco Settlement Financing Authority Refunding RB
Series A-2, Class 1, 4.00%, 06/01/37	$285	$335,137
Series A-2, Class 1, 4.00%, 06/01/38	285	333,196
Series A-2, Class 1, 4.00%, 06/01/39	285	332,384
Series A-2, Class 1, 4.00%, 06/01/48	755	843,879
Series B-2, Class 2, 5.00%, 06/01/55	2,735	3,014,872
County of Franklin Ohio RB
5.00%, 12/01/46	400	474,220
Series A, 6.13%, 07/01/22(b)	40	44,560
Series A, 6.13%, 07/01/40	620	652,259
Series A, 4.00%, 12/01/49	505	578,548
County of Hamilton Ohio Refunding RB
4.00%, 08/15/50	590	676,518
Series A, 3.75%, 08/15/50	1,040	1,155,045
Ohio Air Quality Development Authority RB, AMT, 5.00%, 07/01/49(a)	730	743,133
State of Ohio RB, AMT, 5.00%, 06/30/53	275	305,074

		9,488,825

Oklahoma — 1.8%
Oklahoma Development Finance Authority RB, Series B, 5.50%, 08/15/57	1,155	1,370,846
Oklahoma Turnpike Authority RB
Series A, 4.00%, 01/01/48	2,050	2,304,097
Series C, 4.00%, 01/01/42	1,950	2,216,741

		5,891,684

Oregon — 0.6%
Medford Hospital Facilities Authority Refunding RB, Series A, 4.00%, 08/15/50	1,680	1,925,868

Pennsylvania — 3.4%
Allentown Neighborhood Improvement Zone Development Authority RB(a)
5.00%, 05/01/28	205	218,268
5.13%, 05/01/32	230	245,596
5.38%, 05/01/42	435	450,917
Hospitals & Higher Education Facilities Authority of Philadelphia RB, Series A, 5.63%, 07/01/42	635	665,061
Lancaster Industrial Development Authority RB, 5.00%, 12/01/49	1,300	1,451,190
Montgomery County Higher Education and Health Authority Refunding RB
Series A, 5.00%, 09/01/43	1,220	1,458,571
Series A, 4.00%, 09/01/49	555	609,207
Pennsylvania Economic Development Financing Authority RB, AMT, 5.00%, 06/30/42	850	928,897
Pennsylvania Economic Development Financing Authority Refunding RB, AMT, 5.50%, 11/01/44	1,035	1,062,386
Pennsylvania Higher Educational Facilities Authority RB, 4.00%, 08/15/49	2,305	2,630,627
Pennsylvania Turnpike Commission RB, Series A, 5.00%, 12/01/44	1,105	1,280,706

		11,001,426

Puerto Rico — 6.1%
Children’s Trust Fund Refunding RB
5.50%, 05/15/39	675	675,203
5.63%, 05/15/43	690	690,138
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Series A, Senior Lien, 5.00%, 07/01/33	2,430	2,494,565
Series A, Senior Lien, 5.13%, 07/01/37	695	714,981

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority Refunding RB
Series A, Senior Lien, 6.00%, 07/01/38	$720	$726,386
Series A, Senior Lien, 6.00%, 07/01/44	1,305	1,316,432
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB, CAB, Series A-1, Restructured, 0.00%, 07/01/51(c)	1,971	415,783
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB, CAB, Restructured, Series A-1, 0.00%, 07/01/46(c)	3,564	1,038,799
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB, Restructured
Series A-1, 4.75%, 07/01/53	1,843	1,956,897
Series A-1, 5.00%, 07/01/58	6,159	6,633,366
Series A-2, 4.33%, 07/01/40	85	88,409
Series A-2, 4.78%, 07/01/58	2,941	3,132,018

		19,882,977

Rhode Island — 2.1%
Tobacco Settlement Financing Corp. Refunding RB
Series A, 5.00%, 06/01/35	820	926,502
Series B, 4.50%, 06/01/45	2,645	2,795,500
Series B, 5.00%, 06/01/50	2,945	3,183,309

		6,905,311

South Carolina — 5.7%
South Carolina Jobs-Economic Development Authority Refunding RB
5.00%, 02/01/36	2,505	2,972,884
5.00%, 11/15/47	1,350	1,527,309
Series A, 5.00%, 05/01/48	3,060	3,490,022
South Carolina Public Service Authority RB, Series A, 5.50%, 12/01/54	6,180	7,001,136
South Carolina Public Service Authority Refunding RB
Series A, 5.00%, 12/01/50	1,430	1,631,530
Series E, 5.25%, 12/01/55	1,735	2,033,455

		18,656,336

Tennessee — 1.0%
Chattanooga Health Educational & Housing Facility Board RB, Series A, 5.25%, 01/01/23(b)	995	1,113,097
Chattanooga Health Educational & Housing Facility Board Refunding RB, Series A, 4.00%, 08/01/44	160	176,062
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd RB, Series A, 5.00%, 07/01/40	690	789,319
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Refunding RB, Series A, 5.25%, 10/01/58	955	1,115,258

		3,193,736

Texas — 6.9%
Central Texas Regional Mobility Authority Refunding RB, Senior Lien, 6.25%, 01/01/21(b)	2,140	2,193,093
City of Houston Texas Airport System Revenue Refunding RB, AMT, 5.00%, 07/01/29	775	784,277
City of San Antonio Texas Electric & Gas Systems Revenue Refunding RB, Series A, 5.00%, 02/01/48	1,155	1,472,798
Clifton Higher Education Finance Corp. RB, 6.00%, 08/15/43	745	827,725
Fort Bend County Industrial Development Corp. RB, Series B, 4.75%, 11/01/42	670	695,487
Harris County Cultural Education Facilities Finance Corp. RB, Series B, 7.00%, 01/01/23(b)	455	529,333

4

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
New Hope Cultural Education Facilities Finance Corp. Refunding RB, Series A, 5.00%, 08/15/46(a)	$1,980	$1,991,583
North Texas Tollway Authority Refunding RB, Series A, 5.00%, 01/01/38	925	1,073,481
San Antonio Water System Refunding RB, Series A, Junior Lien, 5.00%, 05/15/48	2,470	3,086,833
Tarrant County Cultural Education Facilities Finance Corp. RB, Series B, 5.00%, 07/01/48	4,545	5,559,171
Tarrant County Cultural Education Facilities Finance Corp. Refunding RB, 5.00%, 10/01/49	1,000	1,026,770
Texas Private Activity Bond Surface Transportation Corp. RB, Senior Lien, 7.00%, 06/30/40	2,000	2,008,120
Texas Transportation Commission RB, 5.00%, 08/01/57	1,140	1,335,784

		22,584,455

Utah — 1.1%
County of Utah RB
Series A, 4.00%, 05/15/43	215	254,508
Series A, 3.00%, 05/15/50	985	1,046,799
Salt Lake City Corp. Airport Revenue ARB
Series A, AMT, 5.00%, 07/01/47	915	1,073,661
Series A, AMT, 5.00%, 07/01/48	875	1,046,859

		3,421,827

Virginia — 1.8%
Front Royal & Warren County Industrial Development Authority RB, 4.00%, 01/01/50	1,160	1,275,977
Lexington Industrial Development Authority RB, Series A, 5.00%, 01/01/48	820	833,965
Virginia Small Business Financing Authority RB
Senior Lien, AMT, 5.25%, 01/01/32	1,615	1,718,424
Senior Lien, AMT, 6.00%, 01/01/37	1,940	2,084,918

		5,913,284

Washington — 1.7%
Port of Seattle Washington ARB
Series A, AMT, 5.00%, 05/01/43	1,465	1,708,878
Series C, AMT, 5.00%, 04/01/40	755	853,565
Washington Health Care Facilities Authority RB, Series A, 5.75%, 01/01/45	2,290	2,582,044
Washington Health Care Facilities Authority Refunding RB, Series A, 4.00%, 08/01/44	340	369,543

		5,514,030

Total Municipal Bonds — 128.5% (Cost: $385,215,299)		419,285,394

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

California — 2.2%
Bay Area Toll Authority Refunding RB, 4.00%, 04/01/42(i)	3,056	3,520,299
Sacramento Area Flood Control Agency Refunding SAB, 5.00%, 10/01/47	3,075	3,719,240

		7,239,539

Colorado — 0.8%
City & County of Denver Colorado Airport System Revenue Refunding ARB, Series A, AMT, 5.25%, 12/01/48(i)	2,253	2,742,253

Security	Par (000)	Value

District of Columbia — 0.6%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding RB, Series B, (AGM), 4.00%, 10/01/53	$1,798	$2,015,490

Georgia — 1.1%
Dalton Whitfield County Joint Development Authority RB, 4.00%, 08/15/48	1,821	2,050,880
Georgia Housing & Finance Authority Refunding RB, Series A, 3.60%, 12/01/44	1,442	1,588,849

		3,639,729

Illinois — 1.1%
Illinois Finance Authority Refunding RB
Series C, 4.00%, 02/15/27(b)	6	6,968
Series C, 4.00%, 02/15/41	3,219	3,602,599

		3,609,567

Massachusetts — 3.1%
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 4.00%, 06/01/45	2,042	2,279,390
Massachusetts Development Finance Agency Refunding RB, 5.00%, 07/01/47	4,574	5,418,541
Massachusetts School Building Authority RB, Series B, 5.00%, 10/15/21(b)	2,266	2,397,483

		10,095,414

New York — 9.5%
Hudson Yards Infrastructure Corp. RB(i)
5.75%, 02/15/21(b)	997	1,024,642
5.75%, 02/15/47	613	630,328
New York Liberty Development Corp. Refunding RB, 5.75%, 11/15/51(i)	6,440	6,853,693
New York Power Authority Refunding RB, Series A, 4.00%, 11/15/60	1,308	1,554,049
New York State Dormitory Authority Refunding RB, Series D, 4.00%, 02/15/47	5,956	6,953,322
New York State Thruway Authority Refunding RB, Series B, 4.00%, 01/01/50	2,884	3,302,036
New York State Urban Development Corp. RB, Series A, 4.00%, 03/15/46	6,617	7,583,943
Port Authority of New York & New Jersey Refunding RB, 194th Series, 5.25%, 10/15/55	2,595	3,063,060

		30,965,073

North Carolina — 1.0%
North Carolina Capital Facilities Finance Agency Refunding RB, Series B, 5.00%, 10/01/25(b)	2,550	3,163,377

Pennsylvania — 0.9%
Pennsylvania Turnpike Commission RB, Series A, 5.50%, 12/01/42	2,340	2,806,151

Rhode Island — 0.5%
Narragansett Bay Commission Refunding RB, Series A, 4.00%, 09/01/22(b)	1,530	1,651,987

Texas — 5.8%
City of San Antonio Texas Electric & Gas Systems Revenue RB, Junior Lien, 5.00%, 02/01/43	2,520	2,777,746
Lower Colorado River Authority Refunding RB, 4.00%, 05/15/43	2,030	2,123,733
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue Refunding RB, Series A, 5.00%, 11/01/21(b)	3,400	3,605,904

5

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Texas Water Development Board RB, Series A, 4.00%, 10/15/49	$6,900	$8,350,725
University of Texas System Refunding RB, Series B, 5.00%, 08/15/43	1,831	1,988,365

		18,846,473

Virginia — 1.7%
Virginia Small Business Financing Authority Refunding RB, Series A, 4.00%, 12/01/49	4,780	5,486,675

Wisconsin — 2.0%
Wisconsin Health & Educational Facilities Authority Refunding RB
4.00%, 12/01/46	2,833	3,153,293
4.00%, 12/15/49(i)	2,940	3,343,162

		6,496,455

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 30.3% (Cost: $91,143,872)		98,758,183

Total Long-Term Investments — 158.8% (Cost: $476,359,171)		518,043,577

	Shares

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.04%(j)(k)	1,841,546	1,841,914

Total Short-Term Securities — 0.6% (Cost: $1,841,669)		1,841,914

Total Investments — 159.4% (Cost: $478,200,840)		519,885,491

Other Assets Less Liabilities — 1.0%		3,439,880

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (17.5)%		(57,094,799)

VMTP Shares at Liquidation Value — (42.9)%		(140,000,000)

Net Assets Applicable to Common Shares — 100.0%		$326,230,572

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(g)	When-issued security.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 15, 2021 to February 15, 2047, is $9,711,903.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/20	Shares Purchased	Shares Sold		Shares Held at 07/31/20	Value at 07/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	5,633,321	—	(3,791,775	)(b)	1,841,546	$1,841,914	$189	$2,228	$(1,595)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

6

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniVest Fund II, Inc. (MVT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$419,285,394	$—	$419,285,394
Municipal Bonds Transferred to Tender Option Bond Trusts	—	98,758,183	—	98,758,183
Short-Term Securities
Money Market Funds	1,841,914	—	—	1,841,914

	$1,841,914	$518,043,577	$—	$519,885,491

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(57,070,953)	$—	$(57,070,953)
VMTP Shares at Liquidation Value	—	(140,000,000)	—	(140,000,000)

	$—	$(197,070,953)	$—	$(197,070,953)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

Portfolio Abbreviation (continued)

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

7